9 Related parties (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019	Jan. 31, 2019	May 31, 2018	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Braskem Joint Venture [Member]
Disclosure of transactions between related parties [line items]
Receivable from related parties					R$ 37,873	R$ 127,342
New and/or Renewed Agreements with Related Companies [Member] | Odebrecht Transport S.A [Member]
Disclosure of transactions between related parties [line items]
Related parties amount					5,633	5,844
Related parties estimated value			R$ 93,000
Borrowings terms			P10Y
Agro Energia Santa Luzia S.A [Member] | Odebrecht Transport S.A [Member]
Disclosure of transactions between related parties [line items]
Advance of related parties		R$ 100,413
Agreement With Petrobras [Member] | Petrobras and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Related parties amount				R$ 7,000
Borrowings terms				P5Y
Gasoline To Petrobras Distribuidora S.A [Member] | Petrobras and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Receivable from related parties					1,011,839	1,122,417
Purchase Agreement [Member] | Petrobras and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Related parties estimated value	R$ 210,000				820,000
Borrowings terms	P5Y
Gasoline [Member] | Braskem Joint Venture [Member]
Disclosure of transactions between related parties [line items]
Receivable from related parties					257,295	R$ 440,801
Board of Directors [Member] | New and/or Renewed Agreements with Related Companies [Member]
Disclosure of transactions between related parties [line items]
Related parties amount					R$ 20,000